Principal Accounting Policies - Summary of Concentration Risk (Details) - Customer Concentration Risk - Accounts Receivable	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A Social Media Platform [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Customer B Education Media Platform [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%